Exhibit 99.11 Schedule 4

Alt ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
20250204038	341_231_19006	19006	Credit		Ineligible Property Type - Property 1	Property is ineligible for property address XXX XXX XXXX XXXXX due to the subject property is a log home..		(2022-06-27) Subject property is eligible property type. Condition rescinded.	FICO is higher than guidelines. FICO is: 755 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 94.34 months reserves.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable
20250204036	341_232_19006	19006	Credit		Ineligible Property Type - Property 1	Property is ineligible for property address XXXX X XXXX XXXX XXXX due to Subject property is log home.. Change status of 'Ineligible Property Type - Property 1' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-28) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 392.41 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
20250204036	341_232_19042	19042	Credit		Transaction Ineligible	Transaction is ineligible due to borrower has 8 financed properties with XXXXXX when the guidelines allow 6 financed properties. Change status of 'Transaction Ineligible' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-06-28) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 742 and the guideline is:660.; UW Guides require 0.00 months reserves, loan qualified with 392.41 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
20250204033	402_4_19061	19061	Credit		Credit History Insufficient	The borrower was living rent free with no primary residence mortgage or rental history. Lender granted exception citing credit score, DSCR, months reserves and no late payments as compensating factors. Change status of 'Credit History Insufficient' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-08-23) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 772 and the guideline is:740.; UW Guides require 0.00 months reserves, loan qualified with 37.32 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable
20250204033	402_4_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of -0.16 is below guideline minimum of 1.10.		(2022-09-08) No DSCR violation - Invalid finding. Condition rescinded.	FICO is higher than guidelines. FICO is: 772 and the guideline is:740.; UW Guides require 0.00 months reserves, loan qualified with 37.32 months reserves.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable
20250204033	402_4_19006	19006	Credit		Ineligible Property Type - Property 1	Property is ineligible for property address XXX XXXXXXX XXX due to 3 story mixed use property with commercial use > 35% maximum permitted.. Change status of 'Ineligible Property Type - Property 1' from Active to Acknowledged by Client. The exception status is currently Acknowledged by Client. Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.		(2022-08-23) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 772 and the guideline is:740.; UW Guides require 0.00 months reserves, loan qualified with 37.32 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable